Property and operating equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and operating equipment [Abstract]
Summary of Property and Equipment
Property and equipment as of December 31, 2025 and 2024 are summarized as follows:

	2025
	Lands	Construc- tion in progress		Buildings and facilities	Maritime and transpor- tation equipment		Other equipment	Total
Gross carrying amount
Balance as of January 1	$1,442,648	$687,412		$114,044	$178,009		$85,130	$2,507,243
Additions	-	685,686	(a)	-	5,199		755	691,640
Transfers	-	(1,221,503)	(a)	(9,421)	1,218,065	(a)	(1,524)	(14,383)
Disposals (b)	(82,410)	(39,727)		-	(2,769)		(12,875)	(137,781)
Balance as of December 31	1,360,238	111,868		104,623	1,398,504		71,486	3,046,719

Depreciation and impairment
Balance as of January 1	-	-		(21,313)	(158,212)		(56,419)	(235,944)
Disposals	-	-		7,491	(11,940)		25,936	21,487
Depreciation	-	-		(11,758)	(69,830)		(18,135)	(99,723)
Balance as of December 31	-	-		(25,580)	(239,982)		(48,618)	(314,180)
Carrying amount as of December 31	$1,360,238	$111,868		$79,043	$1,158,522		$22,868	$2,732,539

	2024
	Lands	Construc- tion in progress		Buildings and facilities	Maritime and transpor- tation equipment	Other equipment	Total
Gross carrying amount
Balance as of January 1	$1,419,674	$230,406		$114,044	$193,882	$75,402	$2,033,408
Additions	-	462,622	(a)	-	1,060	10,844	474,526
Revaluation	22,974	-		-	-	-	22,974
Disposals	-	(5,616)		-	(16,933)	(1,116)	(23,665)
Balance as of December 31	1,442,648	687,412		114,044	178,009	85,130	2,507,243

Depreciation and impairment
Balance as of January 1	-	-		(13,011)	(149,941)	(44,324)	(207,276)
Disposals	-	-		73	15,356	954	16,383
Depreciation	-	-		(8,375)	(23,627)	(13,049)	(45,051)
Balance as of December 31	-	-		(21,313)	(158,212)	(56,419)	(235,944)
Carrying amount as of December 31	$1,442,648	$687,412		$92,731	$19,797	$28,711	$2,271,299

Cost Model Revalued Carrying Amounts
If the cost model had been used, the revalued carrying amounts for land and properties as of December 31, 2025 and 2024, would be as follows:

	2025	2024
Lands	$847,745	$847,745
Properties	179,359	188,799
	$1,027,104	$1,036,544